Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and cash equivalents	$ 3,172,077	$ 1,930,441	$ 3,513,651
Restricted cash			1,006,342
Accounts receivable	2,897,464	3,560,957	586,545
Prepaid expenses and deposits	67,230	62,565	47,948
Revenue in excess of billings	35,622	248,874	335,460
Pre-development costs	46,073	71,697	246,527
Investment in unconsolidated affiliate	3,267,491	4,514,579	2,551,343
Property and equipment, net of accumulated depreciation	506,958	585,175	120,561
Real estate held for sale			7,191,821
Total assets	9,992,915	10,974,288	15,600,198
Liabilities:
Accounts payable	117,115	176,647	142,522
Accrued liabilities	277,988	1,376,753	229,709
Senior subordinated notes, related parties			3,336,661
Deferred rent and other liabilities	399,647	341,608
Notes payable			3,915,869
Total liabilities	794,750	1,895,008	7,624,761
Commitments and contingencies
Equity:
Preferred stock, $0.001 par value, 5,000,000 shares authorized, none outstanding
Common stock, $0.001 par value, 200,000,000 shares authorized, 49,455,841 issued and outstanding as of September 30, 2012, December 31, 2011 and December 31, 2010	49,456	49,456	49,456
Additional paid-in capital	11,238,372	11,136,895	11,034,657
Accumulated other comprehensive loss	(489,477)
Accumulated deficit	(2,059,705)	(2,514,658)	(3,403,269)
Total stockholders' equity	8,738,646	8,671,693	7,680,844
Noncontrolling interests	459,519	407,587	294,593
Total equity	9,198,165	9,079,280	7,975,437
Total liabilities and equity	$ 9,992,915	$ 10,974,288	$ 15,600,198